OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 367	$ 407
Income receivable	95	95
Deposit		6
Others	44	20
Other accounts receivable and prepaid expenses	$ 506	$ 528